Goodwill and Intangible Assets - Summary of the Company's Other Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Oct. 01, 2023		Mar. 31, 2023	Dec. 25, 2022		Dec. 26, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 62,500			$ 58,500
Accumulated	(36,800)			(31,600)
Total other intangibles assets, net	$ 25,700			$ 26,900
Entertainment One Film And Television Business [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated		$ (47,324)			$ (55,486)		$ (38,670)
Total other intangibles assets, net		42,402			118,995		141,840
Exclusive content agreements and libraries | Entertainment One Film And Television Business [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		89,726			89,481		95,510
Trade Names | Entertainment One Film And Television Business [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 0	[1]		$ 85,000	[1]	$ 85,000

[1]	See note 1 for discussion of eOne Trade name impairment recorded during the second quarter of 2023.